Company Level Financial Position	12 Months Ended
Dec. 31, 2024
Statement of financial position [abstract]
Company level financial position

35 Company level financial position

The following parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of preferred shares and other financial instruments subject to redemption and other preferential rights of the Company, except for those, which have been separately disclosed in the consolidated financial statements:

(a) Condensed Statements of Profit or Loss

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Other net income	—	6,353	—
Administrative expenses	(16,440)	(11,095)	(24,016)
Selling expenses	—	—	(261)
Operating loss	(16,440)	(4,742)	(24,277)
Interest income	—	—	18,327
Inducement charges of warrants	(125,213)	—	—
Fair value changes of financial liabilities measured at FVTPL	25,308	(4,549)	—
Fair value changes of financial assets measured at FVTPL	—	—	(84,579)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	(479,210)	(554,048)	(465,254)
Share of loss from subsidiaries and former VIE	(702,941)	(1,385,762)	(1,959,421)
Loss before taxation	(1,298,496)	(1,949,101)	(2,515,204)
Income tax	—	—	(1,604)
Loss for the year	(1,298,496)	(1,949,101)	(2,516,808)

(b) Condensed Statements of Financial Position

	As of December 31,
	2023	2024
	RMB’000	RMB’000
ASSETS
Amounts due from subsidiaries	4,332,839	6,946,299
Financial assets at FVTPL–non-current	—	56,919
Non-current assets	4,332,839	7,003,218
Prepayments and other receivables	689	76,113
Subscription receivables	43,924	—
Cash	770,140	602,407
Current assets	814,753	678,520
Total assets	5,147,592	7,681,738

35 Company level financial position (Continued)

	As of December 31,
	2023	2024
	RMB’000	RMB’000
EQUITY
Ordinary shares	8	—
Class A ordinary shares	—	54
Class B ordinary shares	—	4
Series Seed-1 Convertible Preferred Shares	5	—
Series Seed-2 Convertible Preferred Shares	4	—
Series A Convertible Preferred Shares	6	—
Share premium	1,104,120	12,750,598
Reserves	2,110,151	2,946,715
Accumulated losses	(6,114,544)	(8,631,352)
Treasury shares	(151,668)	—
Total (deficit)/equity	(3,051,918)	7,066,019
LIABILITIES
Other payables, deposits received and accrued expenses	17,788	615,719
Preferred shares and other financial instruments subject to redemption and other preferential rights*	8,181,722	—
Current liabilities	8,199,510	615,719
Total liabilities	8,199,510	615,719
Total equity and liabilities	5,147,592	7,681,738

(c) Condensed Statements of Cash Flow

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(10,848)	(7,659)	(32,211)
Net cash used in investing activities	(2,634,633)	(1,663,084)	(3,459,830)
Net cash generated from financing activities	2,782,671	1,095,129	3,314,536
Net increase/(decrease) in cash	137,190	(575,614)	(177,505)
Cash as of January 1	1,084,196	1,326,502	770,140
Effect of foreign exchange rate changes	105,116	19,252	9,772
Cash as of December 31	1,326,502	770,140	602,407